Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

12.  Income Taxes

The following table shows a summary of income taxes for the years ended December 31, 2021, 2020 and 2019:

	Thousands of Yen	Thousands of Yen	Thousands of Yen
	2021	2020	2019
	Total	Total	Total
(Loss) income before income taxes	¥(414,481)	¥(626,689)	¥32,737
Income taxes
Current	24,767	19,745	10,222
Deferred	551,483	(107,264)	5,739
Total	¥576,250	¥(87,519)	¥15,961

Parent and its subsidiaries are subject to a number of taxes based on income, in the aggregate resulted in an effective statutory rate of approximately 30.6% for the years ended December 31, 2021, 2020 and 2019.

A reconciliation of the differences between the effective income tax rates reflected in the accompanying consolidated statements of operation and Japanese statutory tax rates for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Statutory tax rate	30.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(155.9)	(13.2)	(10.2)
Nondeductible expenses	(1.1)	(0.3)	3.2
Inhabitant tax-per capita*	(3.9)	(3.2)	24.5
Stock-based compensation	(14.5)	―	―
Use of operating loss carryforwards	3.9	―	―
Other-net	1.9	0.1	0.7
Effective income tax rate	(139.0)%	14.0%	48.8%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

The tax effects of the major items of temporary differences giving rise to the deferred tax assets and liabilities as of December 31, 2021, 2020 and 2019 are as follows:

	Thousands of Yen
	2021		2020	2019
Deferred tax assets:
Accounts receivable-trade		¥13,485	¥13,485	¥13,485
Provision for bad debt		50,551	41,700	50,271
Goodwill		―	―	1,135
Other prepaid expenses - currently not deductible		―	―	54,235
Contract liability		―	154,950	―
Asset retirement obligation		91,552	58,543	39,013
Operating lease liability		576,867	505,601	563,660
Operating loss carryforwards		716,518	484,040	95,490
Other		69,603	60,392	51,485
Gross deferred tax assets		1,518,576	1,318,711	868,774
Valuation allowance		(771,441)	(125,376)	(42,395)
Total deferred tax assets		747,135	1,193,335	826,379

Deferred tax liabilities:
Property and equipment		(65,590)	(32,433)	(18,141)
Goodwill		(15,018)	(4,073)	―
Intangible assets		(101,025)	(15,285)	(6,485)
Right-of-use asset - operating lease		(558,538)	(483,437)	(560,336)
Deferred offering costs		―	―	(17,609)
Advances received		―	(1,311)	(1,303)
Other		(6,964)	(1,205)	―
Total deferred tax liabilities		(747,135)	(537,744)	(603,874)
Net deferred tax assets	¥	―	¥655,591	¥222,505

Valuation allowance for deferred tax assets have increased by ¥646,065 thousand, increased by ¥82,981 thousand and decreased by ¥3,355 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

At December 31, 2021, the Company has provided a full valuation allowance against all of its deferred tax assets. The Company considered both positive and negative evidence related to the likelihood of realization of deferred tax assets. In making such assessments, more weight was given to evidence that could be objectively verified. Under this approach the recent cumulative losses are a significant piece of significant negative evidence and was given more weight than projected future income. Based on the Company’s review of this evidence, management believes that a full valuation allowance against all of the Company’s deferred tax assets as of December 31, 2021 is appropriate.

At December 31, 2021, the Company had operating loss carryforwards of ¥2,340,033 thousand, which are available to offset future taxable income. These carryforwards are scheduled to expire as follows:

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2022 and 2025	¥133,695
Between 2026 and 2029	160,948
2030 and thereafter	2,045,390
Total	¥2,340,033

The Company does not recognize any deferred tax liabilities for undistributed earnings of domestic subsidiaries since dividends from these subsidiaries are not subject to taxation under Japanese tax law.

At December 31, 2021, 2020 and 2019, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of 2021, it is unlikely that the total amount would change dramatically.

The penalties and interest expenses related to income taxes are recognized in the consolidated statements of operation as of December 31, 2021, 2020 and 2019, however, the amounts are immaterial.

Parent and its subsidiaries are subject to taxation in Japan and in the local Japanese governments where the Company’s salons or offices are located. As of December 31, 2021, the fiscal year ending December 31, 2016 and subsequent years remain open to examination by the tax authority (National Tax Agency and Tokyo Metropolitan Government).